S000000597 [Member] Annual Fund Operating Expenses - Nuveen Kentucky Municipal Bond Fund	May 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.36%	[1]
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	1.16%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.36%	[1]
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	1.96%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.36%	[1]
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.96%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.